Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUES		$ 18,793,951	$ 29,410,550	$ 27,646,789
COSTS AND EXPENSES
Transportation costs		16,010,644	25,358,456	22,399,066
General and administrative expenses		1,321,412	1,299,413	1,147,101
Sales and marketing expenses		50,083	77,615	65,856
Total costs and expenses		17,382,139	26,735,484	23,612,023
INCOME FROM OPERATIONS		1,411,812	2,675,066	4,034,766
OTHER (EXPENSES) INCOME
Interest expenses		(374,048)	(370,682)	(355,332)
Other expenses		(65,828)	(12,683)	(8,204)
Other income		176,802	172,343	189,685
Total other expenses, net		(263,074)	(211,022)	(173,851)
INCOME BEFORE INCOME TAXES		1,148,738	2,464,044	3,860,915
PROVISION FOR INCOME TAXES		366,442	821,250	1,006,028
NET INCOME		782,296	1,642,794	2,854,887
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		752,828	(121,195)	(419,684)
COMPREHENSIVE INCOME		$ 1,535,124	$ 1,521,599	$ 2,435,203
Basic (in Shares)	[1]	9,629,783	9,000,000	9,000,000
Diluted (in Dollars per share)	[1]	$ 9,633,993	$ 9,000,000	$ 9,000,000
EARNINGS PER SHARE - BASIC (in Shares)	[1]	0.08	0.18	0.32
EARNINGS PER SHARE - DILUTED (in Dollars per share)	[1]	$ 0.08	$ 0.18	$ 0.32

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, and the surrender and cancellation of shares effected on May 21, 2020.